Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:

Computers and software	$449	$389
Laboratory equipment	3,947	3,356
Furniture and office equipment	152	147
Leasehold improvements	4,478	4,353

	9,026	8,245

Accumulated depreciation	(3,136)	(2,124)

Depreciated cost	$5,890	$6,121

Depreciation expenses amounted to $1,012, $947 and $411 for the years ended December 31, 2020, 2019 and 2018, respectively.